UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                                 AMENDMENT NO. 1

   This Amendment is being filed solely to correct the information included in
         Item 7 of the 10-D filed on April 11, 2006 covering the monthly distribution period, defined below

   ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       February 28, 2006 to March 27, 2006

             Commission File Number of issuing entity: 333-123990-06

             Securitized Asset Backed Receivables LLC Trust 2006-OP1 (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-123990

                    Securitized Asset Backed Receivables LLC
              (Exact name of depositor as specified in its charter)

                                Barclays Bank PLC
               (Exact name of sponsor as specified in its charter)

                                    New York
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   54-2193528
                                   54-2193529
                                   54-2193530
                                   54-2193531
                                   54-6696485
                      (I.R.S. Employer Identification No.)

            c/o Wells Fargo Bank, N.A.
              9062 Old Annapolis Road
                   Columbia, MD                           21045
---------------------------------------------------   --------------
  (Address of principal executive offices of the        (Zip Code)
                  issuing entity)

                                  410-884-2000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                                                                               Name of
                                                                             exchange (If
Title of class              Section 12(b)   Section 12(g)   Section 15(d)   Section 12(b))
-------------------------   -------------   -------------   -------------   --------------
Classes A-1, A-2A, A-2B,        |_|             |_|             |X|         ______________
A-2C, M-1, M-2, M-3, M-4,
M-5, M-6, B-1, B-2, B-3,
X, P, R

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes |X|     No |_|

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.


PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

Item 3. Sales of Securities and Use of Proceeds.

Item 4. Defaults Upon Senior Securities.

Item 5. Submission of Matters to a Vote of Security Holders.

Item 6. Significant Obligors of Pool Assets.

Item 7. Significant Enhancement Provider Information.

            An insurance policy covering certain of the mortgage loans was issued in connection with the Certificates by Radian Guaranty, Inc. ("Radian Guaranty"), and fully and unconditionally guaranteed by Radian Group, Inc. ("Radian"), the parent of Radian Guaranty. The selected financial data of Radian set forth under Item 6 of Radian's Annual Report on Form 10-K, filed on March 9, 2006, is incorporated by reference herein.

Item 8.  Other Information

Item 9.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:   April 2, 2007        Securitized Asset Backed Receivables LLC



                              By: /s/ Julie A. Grossman
                                  ---------------------------------------------
                                  Julie A. Grossman
                                  Assistant Secretary